Schedule of Investments (unaudited)
December 31, 2025
 BrandywineGLOBAL — Diversified US Large Cap Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 96.5%
Communication Services — 6.1%
Diversified Telecommunication Services — 3.6%
AT&T Inc.	70,500	$1,751,220
Verizon Communications Inc.	42,300	1,722,879
Total Diversified Telecommunication Services		3,474,099
Entertainment — 2.1%
Walt Disney Co.	18,100	2,059,237
Interactive Media & Services — 0.1%
Match Group Inc.	2,500	80,725
Media — 0.3%
Fox Corp., Class A Shares	2,700	197,289
News Corp., Class A Shares	3,800	99,256
Total Media		296,545

Total Communication Services		5,910,606
Consumer Discretionary — 6.9%
Automobile Components — 0.1%
BorgWarner Inc.	2,200	99,132
Automobiles — 1.3%
Ford Motor Co.	39,300	515,616
General Motors Co.	9,700	788,804
Total Automobiles		1,304,420
Broadline Retail — 0.5%
Dillard’s Inc., Class A Shares	160	97,014
eBay Inc.	4,600	400,660
Total Broadline Retail		497,674
Distributors — 0.2%
Genuine Parts Co.	1,400	172,144
Hotels, Restaurants & Leisure — 0.6%
Darden Restaurants Inc.	1,200	220,824
Expedia Group Inc.	1,200	339,972
Total Hotels, Restaurants & Leisure		560,796
Household Durables — 1.3%
DR Horton Inc.	3,000	432,090
Lennar Corp., Class A Shares	1,300	133,640
Mohawk Industries Inc.	100	10,930 *
NVR Inc.	16	116,685 *
PulteGroup Inc.	2,400	281,424
Toll Brothers Inc.	1,000	135,220
TopBuild Corp.	280	116,813 *
Total Household Durables		1,226,802
Leisure Products — 0.1%
Hasbro Inc.	1,100	90,200
Specialty Retail — 2.5%
AutoNation Inc.	700	144,536 *
Best Buy Co. Inc.	1,000	66,930
Gap Inc.	3,700	94,720
Lithia Motors Inc.	240	79,759
See Notes to Schedule of Investments.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2025
 BrandywineGLOBAL — Diversified US Large Cap Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Specialty Retail — continued
Lowe’s Cos. Inc.	6,100	$1,471,076
Penske Automotive Group Inc.	700	110,803
Ulta Beauty Inc.	420	254,104 *
Williams-Sonoma Inc.	1,300	232,167
Total Specialty Retail		2,454,095
Textiles, Apparel & Luxury Goods — 0.3%
Tapestry Inc.	2,100	268,317

Total Consumer Discretionary		6,673,580
Consumer Staples — 6.3%
Beverages — 2.6%
Coca-Cola Consolidated Inc.	800	122,640
Keurig Dr Pepper Inc.	13,700	383,737
PepsiCo Inc.	13,900	1,994,928
Total Beverages		2,501,305
Consumer Staples Distribution & Retail — 1.5%
Albertsons Cos. Inc., Class A Shares	5,700	97,869
BJ’s Wholesale Club Holdings Inc.	600	54,018 *
Dollar General Corp.	2,300	305,371
Dollar Tree Inc.	2,100	258,321 *
Kroger Co.	6,800	424,864
Sysco Corp.	4,900	361,081
Total Consumer Staples Distribution & Retail		1,501,524
Food Products — 1.2%
Hormel Foods Corp.	900	21,330
Ingredion Inc.	600	66,156
JM Smucker Co.	200	19,562
Kraft Heinz Co.	10,300	249,775
Mondelez International Inc., Class A Shares	11,400	613,662
Tyson Foods Inc., Class A Shares	2,900	169,998
Total Food Products		1,140,483
Tobacco — 1.0%
Altria Group Inc.	17,100	985,986

Total Consumer Staples		6,129,298
Energy — 8.5%
Energy Equipment & Services — 0.8%
Baker Hughes Co.	9,400	428,076
Halliburton Co.	8,600	243,036
TechnipFMC PLC	3,500	155,960
Total Energy Equipment & Services		827,072
Oil, Gas & Consumable Fuels — 7.7%
Antero Midstream Corp.	4,900	87,171
Antero Resources Corp.	3,200	110,272 *
APA Corp.	3,600	88,056
Cheniere Energy Inc.	2,200	427,658
Devon Energy Corp.	6,400	234,432
Diamondback Energy Inc.	3,000	450,990
EOG Resources Inc.	5,500	577,555
See Notes to Schedule of Investments.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2025 Quarterly Report

 BrandywineGLOBAL — Diversified US Large Cap Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Oil, Gas & Consumable Fuels — continued
Exxon Mobil Corp.	29,200	$3,513,928
HF Sinclair Corp.	2,000	92,160
Kinder Morgan Inc.	22,600	621,274
Ovintiv Inc.	2,600	101,894
Phillips 66	4,100	529,064
Range Resources Corp.	2,500	88,150
Valero Energy Corp.	3,200	520,928
Total Oil, Gas & Consumable Fuels		7,443,532

Total Energy		8,270,604
Financials — 30.7%
Banks — 15.0%
Bank of America Corp.	50,100	2,755,500
Citigroup Inc.	12,200	1,423,618
Citizens Financial Group Inc.	3,100	181,071
Comerica Inc.	700	60,851
Commerce Bancshares Inc.	945	49,461
Cullen/Frost Bankers Inc.	300	37,989
East-West Bancorp Inc.	900	101,151
Fifth Third Bancorp	3,900	182,559
First Citizens BancShares Inc., Class A Shares	110	236,080
First Horizon Corp.	2,700	64,530
JPMorgan Chase & Co.	16,402	5,285,052
M&T Bank Corp.	1,000	201,480
PNC Financial Services Group Inc.	2,800	584,444
Popular Inc.	200	24,904
Regions Financial Corp.	6,400	173,440
Truist Financial Corp.	6,900	339,549
US Bancorp	8,200	437,552
Webster Financial Corp.	1,200	75,528
Wells Fargo & Co.	24,200	2,255,440
Western Alliance Bancorp	500	42,035
Zions Bancorp NA	600	35,124
Total Banks		14,547,358
Capital Markets — 7.0%
Ameriprise Financial Inc.	870	426,596
Bank of New York Mellon Corp.	5,700	661,713
Goldman Sachs Group Inc.	2,460	2,162,340
Invesco Ltd.	2,300	60,421
Morgan Stanley	12,700	2,254,631
Northern Trust Corp.	1,700	232,203
Raymond James Financial Inc.	1,800	289,062
SEI Investments Co.	1,000	82,020
State Street Corp.	2,500	322,525
Stifel Financial Corp.	700	87,654
T. Rowe Price Group Inc.	1,500	153,570
Total Capital Markets		6,732,735
See Notes to Schedule of Investments.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2025
 BrandywineGLOBAL — Diversified US Large Cap Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Consumer Finance — 0.4%
Ally Financial Inc.	1,800	$81,522
Synchrony Financial	3,300	275,319
Total Consumer Finance		356,841
Financial Services — 0.5%
Block Inc.	2,800	182,252 *
Corebridge Financial Inc.	4,700	141,799
Equitable Holdings Inc.	2,900	138,185
Voya Financial Inc.	300	22,347
Total Financial Services		484,583
Insurance — 7.8%
Aflac Inc.	4,600	507,242
Allstate Corp.	1,400	291,410
American Financial Group Inc.	500	68,340
American International Group Inc.	5,000	427,750
Arch Capital Group Ltd.	2,500	239,800 *
Assurant Inc.	400	96,340
Axis Capital Holdings Ltd.	700	74,963
Chubb Ltd.	3,400	1,061,208
Cincinnati Financial Corp.	1,300	212,316
Everest Group Ltd.	410	139,133
F&G Annuities & Life Inc.	114	3,517
Fidelity National Financial Inc.	1,900	103,721
Globe Life Inc.	400	55,944
Hartford Insurance Group Inc.	2,500	344,500
Loews Corp.	1,900	200,089
Markel Group Inc.	84	180,571 *
MetLife Inc.	5,900	465,746
Old Republic International Corp.	2,200	100,408
Primerica Inc.	200	51,672
Principal Financial Group Inc.	1,900	167,599
Progressive Corp.	3,600	819,792
Prudential Financial Inc.	2,500	282,200
Reinsurance Group of America Inc.	500	101,730
RenaissanceRe Holdings Ltd.	400	112,464
Travelers Cos. Inc.	3,000	870,180
Unum Group	1,500	116,250
Willis Towers Watson PLC	780	256,308
WR Berkley Corp.	3,200	224,384
Total Insurance		7,575,577

Total Financials		29,697,094
Health Care — 17.4%
Biotechnology — 4.2%
Amgen Inc.	5,500	1,800,205
Exelixis Inc.	2,800	122,724 *
Gilead Sciences Inc.	12,500	1,534,250
Halozyme Therapeutics Inc.	1,200	80,760 *
Regeneron Pharmaceuticals Inc.	400	308,748
See Notes to Schedule of Investments.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2025 Quarterly Report

 BrandywineGLOBAL — Diversified US Large Cap Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Biotechnology — continued
United Therapeutics Corp.	490	$238,753 *
Total Biotechnology		4,085,440
Health Care Equipment & Supplies — 1.7%
Cooper Cos. Inc.	700	57,372 *
GE HealthCare Technologies Inc.	2,600	213,252
Medtronic PLC	12,800	1,229,568
Zimmer Biomet Holdings Inc.	2,100	188,832
Total Health Care Equipment & Supplies		1,689,024
Health Care Providers & Services — 5.0%
Cencora Inc.	2,000	675,500
Cigna Group	2,800	770,644
CVS Health Corp.	10,800	857,088
Encompass Health Corp.	300	31,842
HCA Healthcare Inc.	2,800	1,307,208
Henry Schein Inc.	1,200	90,696 *
Humana Inc.	1,200	307,356
Labcorp Holdings Inc.	900	225,792
Quest Diagnostics Inc.	1,200	208,236
Tenet Healthcare Corp.	900	178,848 *
Universal Health Services Inc., Class B Shares	700	152,614
Total Health Care Providers & Services		4,805,824
Life Sciences Tools & Services — 0.1%
Bio-Rad Laboratories Inc., Class A Shares	200	60,598 *
Pharmaceuticals — 6.4%
Jazz Pharmaceuticals PLC	500	85,000 *
Johnson & Johnson	20,300	4,201,085
Merck & Co. Inc.	11,900	1,252,594
Pfizer Inc.	18,900	470,610
Royalty Pharma PLC, Class A Shares	2,500	96,600
Viatris Inc.	11,700	145,665
Total Pharmaceuticals		6,251,554

Total Health Care		16,892,440
Industrials — 8.3%
Aerospace & Defense — 1.1%
General Dynamics Corp.	2,400	807,984
Huntington Ingalls Industries Inc.	400	136,028
Textron Inc.	2,000	174,340
Total Aerospace & Defense		1,118,352
Air Freight & Logistics — 0.7%
FedEx Corp.	2,400	693,264
Building Products — 0.5%
Allegion PLC	800	127,376
AO Smith Corp.	1,200	80,256
Carlisle Cos. Inc.	400	127,944
Masco Corp.	2,200	139,612
Total Building Products		475,188
See Notes to Schedule of Investments.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2025
 BrandywineGLOBAL — Diversified US Large Cap Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Construction & Engineering — 0.0%††
AECOM	400	$38,132
Electrical Equipment — 0.2%
Acuity Inc.	340	122,413
Regal Rexnord Corp.	700	98,224
Total Electrical Equipment		220,637
Ground Transportation — 0.7%
CSX Corp.	17,600	638,000
Industrial Conglomerates — 0.9%
3M Co.	5,400	864,540
Machinery — 2.0%
AGCO Corp.	800	83,456
Allison Transmission Holdings Inc.	300	29,370
Cummins Inc.	1,220	622,749
Dover Corp.	900	175,716
Mueller Industries Inc.	1,100	126,280
Oshkosh Corp.	700	87,941
PACCAR Inc.	5,300	580,403
Snap-on Inc.	500	172,300
Toro Co.	200	15,744
Total Machinery		1,893,959
Passenger Airlines — 1.0%
Delta Air Lines Inc.	5,200	360,880
Southwest Airlines Co.	5,400	223,182
United Airlines Holdings Inc.	3,400	380,188 *
Total Passenger Airlines		964,250
Professional Services — 0.4%
CACI International Inc., Class A Shares	200	106,562 *
Genpact Ltd.	1,700	79,526
Leidos Holdings Inc.	1,300	234,520
Total Professional Services		420,608
Trading Companies & Distributors — 0.8%
Core & Main Inc., Class A Shares	2,000	103,940 *
United Rentals Inc.	650	526,058
WESCO International Inc.	500	122,320
Total Trading Companies & Distributors		752,318

Total Industrials		8,079,248
Information Technology — 5.3%
Communications Equipment — 0.9%
Cisco Systems Inc.	10,900	839,627
F5 Inc.	200	51,052 *
Total Communications Equipment		890,679
Electronic Equipment, Instruments & Components — 0.2%
CDW Corp.	800	108,960
TD SYNNEX Corp.	800	120,184
Total Electronic Equipment, Instruments & Components		229,144
IT Services — 0.6%
Cognizant Technology Solutions Corp., Class A Shares	5,000	415,000
See Notes to Schedule of Investments.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2025 Quarterly Report

 BrandywineGLOBAL — Diversified US Large Cap Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

IT Services — continued
Twilio Inc., Class A Shares	900	$128,016 *
Total IT Services		543,016
Semiconductors & Semiconductor Equipment — 2.5%
First Solar Inc.	1,100	287,353 *
ON Semiconductor Corp.	4,100	222,015 *
QUALCOMM Inc.	11,100	1,898,655
Skyworks Solutions Inc.	300	19,023
Total Semiconductors & Semiconductor Equipment		2,427,046
Software — 0.3%
Dropbox Inc., Class A Shares	2,100	58,380 *
Gen Digital Inc.	6,300	171,297
Total Software		229,677
Technology Hardware, Storage & Peripherals — 0.8%
Dell Technologies Inc., Class C Shares	3,500	440,580
HP Inc.	4,400	98,032
NetApp Inc.	2,100	224,889
Total Technology Hardware, Storage & Peripherals		763,501

Total Information Technology		5,083,063
Materials — 3.9%
Chemicals — 1.2%
Albemarle Corp.	1,200	169,728
CF Industries Holdings Inc.	1,600	123,744
Corteva Inc.	7,000	469,210
Mosaic Co.	3,000	72,270
PPG Industries Inc.	2,200	225,412
RPM International Inc.	600	62,400
Total Chemicals		1,122,764
Containers & Packaging — 0.6%
Avery Dennison Corp.	800	145,504
Ball Corp.	2,800	148,316
Crown Holdings Inc.	1,200	123,564
Packaging Corp. of America	900	185,607
Total Containers & Packaging		602,991
Metals & Mining — 2.1%
Alcoa Corp.	2,700	143,478
Newmont Corp.	10,600	1,058,410
Nucor Corp.	2,400	391,464
Reliance Inc.	500	144,435
Steel Dynamics Inc.	1,800	305,010
Total Metals & Mining		2,042,797

Total Materials		3,768,552
Real Estate — 0.1%
Real Estate Management & Development — 0.1%
Jones Lang LaSalle Inc.	400	134,588 *

Utilities — 3.0%
Electric Utilities — 1.9%
Alliant Energy Corp.	900	58,509
See Notes to Schedule of Investments.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2025
 BrandywineGLOBAL — Diversified US Large Cap Value Fund
(Percentages shown based on Fund net assets)
Security		Shares	Value

Electric Utilities — continued
	Duke Energy Corp.	6,300	$738,423
	Evergy Inc.	2,400	173,976
	FirstEnergy Corp.	5,900	264,143
	PPL Corp.	7,600	266,152
	Southern Co.	4,000	348,800
Total Electric Utilities			1,850,003
Gas Utilities — 0.1%
	National Fuel Gas Co.	900	72,054
	UGI Corp.	700	26,201
Total Gas Utilities			98,255
Independent Power and Renewable Electricity Producers — 0.1%
	AES Corp.	7,300	104,682
Multi-Utilities — 0.9%
	DTE Energy Co.	2,100	270,858
	Public Service Enterprise Group Inc.	5,100	409,530
	WEC Energy Group Inc.	1,100	116,006
Total Multi-Utilities			796,394

Total Utilities			2,849,334
Total Common Stocks (Cost — $65,359,928)			93,488,407
Investments in Underlying Funds — 2.8%
iShares Trust — iShares Russell 1000 Value ETF (Cost — $2,695,305)		13,000	2,734,420
Total Investments before Short-Term Investments (Cost — $68,055,233)			96,222,827
	Rate
Short-Term Investments — 0.6%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost — $600,339)	3.662%	600,339	600,339 (a)(b)
Total Investments — 99.9% (Cost — $68,655,572)			96,823,166
Other Assets in Excess of Liabilities — 0.1%			102,459
Total Net Assets — 100.0%			$96,925,625

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2025, the total market value of investments in Affiliated Companies was $600,339 and the cost was $600,339 (Note 2).

Abbreviation(s) used in this schedule:
ETF	—	Exchange-Traded Fund
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
BrandywineGLOBAL — Diversified US Large Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities, including exchange-traded funds, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$93,488,407	—	—	$93,488,407
Investments in Underlying Funds	2,734,420	—	—	2,734,420
Total Long-Term Investments	96,222,827	—	—	96,222,827
Short-Term Investments†	600,339	—	—	600,339
Total Investments	$96,823,166	—	—	$96,823,166

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended December 31, 2025. The following transactions were effected in such company for the period ended December 31, 2025.

	Affiliate Value at September 30, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$634,745	$4,219,191	4,219,191	$4,253,597	4,253,597

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2025
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$5,043	—	$600,339

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2025 Quarterly Report